Retirement and Other Employee Benefits	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
RETIREMENT AND OTHER EMPLOYEE BENEFITS
RETIREMENT AND OTHER EMPLOYEE BENEFITS
The Parent sponsors a non-contributory, qualified defined benefit pension plan and certain non-contributory, non-qualified post retirement benefits covering employees who meet eligibility requirements as to age and length of service. Plan assets of the qualified defined benefit plan are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent’s pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee pensionable earnings. Pension costs allocated to the Company amounted to $72 and $339 for 2014 and 2013, respectively. There were no pension costs in 2015.
As of January 1, 2014, the Parent's Pension and Executive Pension Plans are no longer offered to new hires. Subsequently, effective January 1, 2016, the Parent’s Pension Plan was amended and split into two separate plans (Plan No. 1 and Plan No. 2). The new Plan No. 2 will include a subset of the terminated vested population and total in-payment population as of January 1, 2016. Assets for both plans will remain in the Parent’s Pension Plan Trust, however separate accounting entities will be maintained for Plan No. 1 and Plan No. 2.
Effective March 1, 2016, the Parent's Pension Plan and various non-qualified pension plans (including an Executive Pension Plan) were frozen. No additional benefits will be earned after February 29, 2016.
The Parent sponsors a defined contribution plan covering substantially all employees. The defined contribution plan provides benefits payable to participants on retirement or disability and to beneficiaries of participants in the event of the participant’s death. The amounts expensed by the Company related to this plan were $9, $16 and $41 in 2015, 2014 and 2013, respectively.
With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. On July 1, 2011, the Parent terminated certain health care benefits for employees who do not qualify for “grandfathered” status and will no longer offer these benefits to new hires. The Parent contribution, plan design and other terms of remaining benefits will not change for those grandfathered employees. The Parent has the right to modify or terminate these benefits. During 2014 and 2013 the Company incurred expenses related to postretirement benefits of $3 and $13, respectively. There were no pension expenses in 2015.